Condensed Consolidated Balance Sheets $ in Thousands	Mar. 31, 2024 USD ($)
Current assets:
Cash and cash equivalents	$ 16,122
Accounts receivable, net	5,103
Inventory	1,784
Contract assets	4,313
Prepaid expenses and other current assets	5,466
Total current assets	32,788
Property and equipment, net	644
Operating lease right-of-use assets	1,343
Intangibles, net	187
Other assets	857
Total assets	35,819
Current liabilities:
Accounts payable	1,242
Contract liabilities	35
Accrued and other current liabilities	25,152
Borrowings	39,840
Convertible promissory notes, current	5,645
Operating lease liabilities, current	679
Total current liabilities	72,593
Convertible promissory notes, net of current	4,672
Net defined benefit liabilities	7,488
Long-term operating lease liabilities	674
Income taxes payable	2,096
Warrant liabilities	10,584
Other liabilities	72
Total liabilities	98,179
Commitments and contingencies (Note 8)
Stockholders' deficit:
Preferred stock, par value $0.0001 per share; 40,000 and 82,352 shares authorized as of March 31, 2024 and December 31, 2023, respectively; no shares issued and outstanding as of March 31, 2024 and December 31, 2023
Common stock, par value $0.0001 per share; 400,000 and 200,000 shares authorized as of March 31, 2024 and December 31, 2023, respectively; 45,833 and 24,166 shares issued and outstanding as of March 31, 2024 and December 31, 2023, respectively(1)	5	[1]
Accumulated other comprehensive loss	(474)
Accumulated deficit	(548,897)
Total stockholders' deficit	(62,360)
Total liabilities and stockholders' deficit	$ 35,819

[1]	Amounts as of December 31, 2023 differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting for the Business Combination (as defined in the Notes to the Unaudited Condensed Consolidated Financial Statements.)